Prepayments and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2024
Prepaid Expense and Other Assets, Current [Abstract]
Prepaid Expense And Other Assets Current

Prepayments and other current assets consisted of the following:

	As of December 31,
	2023	2024
	US$	US$
Amounts due from third party payment platforms	22,294,906	27,870,659
Interest receivables	6,710,717	4,044,643
Others	4,334,979	3,514,686
Prepayments and other current assets	33,340,602	35,429,988